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                  MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
                          1221 Avenue of the Americas
                            New York, New York 10020



                                                  November 1, 2006



Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


Re:  Morgan Stanley Equally-Weighted S&P 500 Fund
     File Numbers: 33-14629; 811-5181
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 25, 2006.


                                              Very truly yours,

                                              /s/ Eric C. Griffith
                                              --------------------
                                              Eric C. Griffith
                                              Assistant Secretary



Enclosures
cc:  Amy R. Doberman